Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 6 - Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation

Bridge Financing

Summary

Prior to June 2013, the Company issued 10% Senior Secured Convertible Bridge Notes Payable to various accredited investors, and then extended the due dates on the majority of the convertible notes payable several times.  These convertible notes payable are collectively referred to herein as “Bridge Notes”. In June 2013, the outstanding principal of the Bridge Notes totaling $4,984,720 was converted into 24,923,602 shares of the Company’s common stock at $0.20 per share. As of June 30, 2013, the Company has no Bridge Notes outstanding.

The Bridge Notes contained variable maturity dates and additional share issuance obligations. In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recorded discounts for the VMCO and ASID. The discounts were amortized to interest expense over the term of the convertible notes payable using the effective interest method. In accordance with ASC 815-15 “Embedded Derivatives”, the Company determined that the VMCO and the ASID represented embedded derivative features, and these were shown as derivative liabilities on the consolidated balance sheet. See Note 5.

The Company capitalized costs associated with the issuance of the Bridge Notes, and amortized these costs to interest expense over the term of the related Bridge Notes using the effective interest method.

The following table summarizes information relative to the outstanding new Bridge Notes at June 30, 2013 and December 31, 2012:

	June 30, 2013	December 31, 2012
Bridge notes payable	$-	$4,342,418
Less unamortized discounts:
VMCO	-	(481,390)
ASID	-	(1,003,359)
Bridge notes payable, net of discounts	$-	$2,857,669

Following is a detailed discussion of the Bridge Notes transactions.

2011 and Prior

From November 2010 through March 2011, the Company issued to a number of accredited investors a series of its Bridge Notes in the aggregate principal amount of $1,010,000. The Bridge Notes accrued interest at the rate of 10% per annum.

The entire principal amount evidenced by the Bridge Notes (the “Principal Amount”) plus all accrued and unpaid interest were due on the earlier of (i) the date the Company completed a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the Principal Amount (a “Qualifying Financing”), and (ii) November 2, 2011. If the Bridge Notes were held to maturity, the Company would pay, at the option of the holder: i) in cash or ii) in securities to be issued by the Company in the Qualifying Financing at the same price paid by other investors. The Bridge Notes were secured by a first priority lien and security interest in all of the Company’s assets.

In November 2011, the Company entered into agreements with all holders of the then outstanding Bridge Notes. Under the terms of the agreements, holders of Bridge Notes totaling $800,000 agreed to extend the maturity due date of the Bridge Notes to February 2, 2012. For these note holders, no change occurred in their rights.

Holders of the balance of the Bridge Notes totaling $210,000 agreed to convert the entire principal amount plus all accrued and unpaid interest of $20,271 into units (each, a “Unit”), each of which consists of one share of common stock of the Company and a four-year warrant to purchase one share of the Company’s common stock at $2.00 per share. The conversion took place at a price of $1.50 per Unit. Accordingly, the Company issued an aggregate of 153,515 shares of common stock and 153,515 warrants. As a result of the conversion, the holders of the converted Bridge Notes forfeited all rights there under, including the right to acquire warrants to purchase the Company’s common stock.

Also in November 2011, the Company issued additional Bridge Notes in the aggregate principal amount of $262,500. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

2012

In January 2012, the Company issued additional Bridge Notes in the principal amount of $520,000. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

In March 2012, the Company repaid Bridge Notes totaling $65,000.

In April 2012, all note holders with Bridge Notes maturing in February 2, 2012 extended the maturity date through May 2, 2012. As consideration to the note holders for the extension of the maturity date, the Company provided allonges which consisted of the accrued interest for each Bridge Note as of January 31, 2012, which are convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability. See Note 4.

In March 2012 and April 2012, the Company issued additional Bridge Notes in the aggregate principal amount of $220,100 with a due date of May 2, 2012. In May 2012, theses notes were cancelled and converted into new Bridge Notes discussed below.

In May and June 2012, the Company issued to a number of accredited investors its new Bridge Notes in the principal amount of $4,347,419 (the “new Bridge Notes”), consisting of (i) $2,656,250 of new funds and (ii) $1,691,169 of principal amount plus accrued and unpaid interest outstanding under its previously issued Bridge Notes that were cancelled and converted into new Bridge Notes. The new Bridge Notes accrue interest at the rate of 10% per annum.

The entire principal amount under the new Bridge Notes (the “Principal Amount”) plus all accrued and unpaid interest is due on the earlier of (i) the date the Company completes a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the Principal Amount (a “Qualifying Financing”), and (ii) October 15, 2012, which date, as described below, was later extended to April 15, 2013. Payments may be made in cash, or, at the option of the holder of the new Bridge Notes, in securities to be issued by the Company in the Qualifying Financing at the same price paid for such securities by other investors. The new Bridge Notes are secured by a first priority lien and security interest in all of the Company’s assets.

The Company also had the obligation to issue to the holders of the new Bridge Notes on the date that is the earlier of the repayment of the new Bridge Notes or the completion of the new Qualifying Financing, at their option:

●	five year warrants to purchase that number of shares of common stock equal to the Principal Amount plus all accrued and unpaid interest divided by the per share purchase price of the common stock offered and sold in the Qualifying Financing (the “Offering Price”) which warrants shall be exercisable at the Offering Price and shall include cashless exercise provisions commencing 18 months from the date of issuance of the warrants if there is not at that time an effective registration statement covering the shares of common stock exercisable upon exercise of the warrants, or

●	that number of shares of common stock equal to the product arrived at by multiplying (x) the Principal Amount plus all accrued and unpaid interest divided by the Offering Price and (y) 0.33.

The Company granted piggy-back registration rights with respect to the securities to be issued in connection with the new Bridge Notes.

The new Bridge Notes further provide that in the event of a change of control transaction, the proceeds from such transaction must be used by the Company to pay to the holders of the new Bridge Notes, pro rata based on the amount of new Bridge Notes owned by each holder, an amount equal to 1.5 times the amount of the aggregate principal amount outstanding under the new Bridge Notes, plus all accrued and unpaid interest due there under, plus all other fees, costs or other charges due there under.

The holders of the new Bridge Notes were also granted the right to appoint two designees to serve as members of the Company’s board of directors, which members will also serve as members of the Compensation Committee and the Audit Committee of the Company’s board of directors.

The Company used $184,081 from the proceeds of the sale of the new Bridge Notes to pay off existing principal balances under the Bridge Notes that were not cancelled and converted into the new Bridge Notes.

In October 2012 and continuing thereafter, the Company entered into amendments with the holders the new Bridge Notes. Under the terms of the amendments, the holders of new Bridge Notes in the aggregate principal amount of $4,342,419 agreed to extend the maturity date of the new Bridge Notes to April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the holder shall have the option to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Note entitled the holder to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the same price paid for such securities by other investors investing in the financing. The conversion price of $0.50 in (b) above triggered the price protection guarantee contained in the warrants issued in the Company’s 2011 private placement, and the exercise price on the warrants changed from $2.00 per share to $0.50 per share.

In November 2012, the Company repaid a new Bridge Note totaling $5,000.

2013

In January 2013, the Company partially repaid a new Bridge Note totaling $21,040.

In March 2013, the Company issued new Bridge Notes totaling $200,000 that contain the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, the Company issued new Bridge Notes totaling $75,000 that contain the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, the Company repaid a new Bridge Note totaling $36,659.

In April 2013, the Company issued a new Bridge Note to its Chief Financial Officer totaling $20,000 that contains the same rights and privileges as the previously issued new Bridge Notes, the due date of which was extended to October 15, 2013.

In May 2013, a majority of the new Bridge Note holders agreed to extend the maturity date of the new Bridge Notes to October 15, 2013 from April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the new Bridge Note holders have the option to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.25 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Notes entitled the new Bridge Note holders to convert the principal and interest under the new Bridge Notes into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like).  As a result of this amendment and additional consideration given, the Bridge Note derivatives were revalued on April 15, 2013, at the fair value of $4,052,148, and the debt discount was recorded with the offset to derivative liabilities.  During the period from April 15, 2013 through June 17, 2013, the entire balance of the note discounts was amortized to interest expense as the conversion on June 17, 2013, triggered the immediate recognition of the full value of the debt discount.

In May 2013, the Company issued new Bridge Notes totaling $387,500 that contain the same rights and privileges as the previously issued and amended new Bridge Notes.

In May 2013, the Company issued a new Bridge Note to its Chief Executive Officer totaling $17,500 that contains the same rights and privileges as the previously issued and amended new Bridge Notes.

In June 2013, the Company completed a qualifying equity financing at $0.20 per share. See Note 7. Pursuant to the terms of the new Bridge Notes, the Company converted note principal totaling $4,984,720 into 24,923,602 shares of the Company’s common stock at $0.20 per share. Also, in June 2013, the Company converted accrued interest on the Bridge Notes totaling $369,786 into 1,848,930 shares of the Company’s common stock at $0.20 per share.

Certain note holders elected to receive cash payment for their accrued interest, and the remaining accrued interest on the Bride Notes at June 30, 2013 totaled $95,404, which was paid in July 2013.

Discounts recorded related to the Bridge Notes

In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recorded discounts to the Bridge Notes for the VMCO and ASID. The discounts were amortized to interest expense over the term of the Bridge Notes using the effective interest method. As of June 30, 2013, all of the discounts related to the Bridge Notes were recognized as interest expense in conjunction with the conversion of the Bridge Notes into shares of the Company’s common stock.

In accordance with ASC 815-15 “Embedded Derivatives”, the Company determined that the VMCO and the ASID represented embedded derivative features, and these were shown as derivative liabilities on the balance sheet. See Note 5.

The Company calculated the fair value of the compound embedded derivatives associated with the Bridge Notes utilizing a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

The following table presents details of the Company’s discounts to its Bridge Notes from December 31, 2011 to June 30, 2013:

	VMCO	ASID	Total
December 31, 2011	$(12,031)	$(47,739)	$(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	(481,390)	(1,003,359)	(1,484,749)
Additions	(1,936,191)	(2,678,523)	(4,614,714)
Amortization	2,417,581	3,681,882	6,099,463
June 30, 2013	$-	$-	$-

During the three months ended June 30, 2013 and 2012, the Company recorded note discount amortization related to the Bridge Notes to interest expense of $4,764,734 and $741,444, respectively.

During the six months ended June 30, 2013 and 2012, the Company recorded note discount amortization related to the Bridge Notes to interest expense of $6,099,463 and $1,014,813, respectively

Deferred financing costs related to the Bridge Notes

The Company capitalized deferred financing costs and amortized the capitalized amounts to interest expense over the term of the Bridge Notes using the effective interest method. The Company recorded interest expense related to the amortization of deferred financing costs for the three months ended June 30, 2013 and 2012 totaling $-0- and $65,703, respectively. The Company recorded interest expense related to the amortization of deferred financing costs for the six months ended June 30, 2013 and 2012 totaling $-0- and $100,857, respectively.

Digimark, LLC Notes

As partial consideration for the acquisition of Boomtext in 2011, the Company issued an unsecured subordinated promissory note in the principal amount of $194,658. The promissory note did not bear interest; was payable in installments (varying in amount) from August 2011 through October 2012; and was subordinated to the Company’s obligations under its Bridge Notes discussed above.

The $194,658 unsecured subordinated promissory note did not bear interest. Accordingly, the Company recorded the promissory note at the present value of the payments over the subsequent periods which amounted to $182,460. The Company used a discount rate of 6.25% in calculating the net present value of the unsecured promissory note. The discount rate was based on the Company’s estimated cost of debt capital. Under the effective interest method, the Company accreted the debt discount to the face amount of the promissory note.

Accretion of the debt discount for the three months ended June 30, 2013 and 2012 totaled $-0- and $2,466, respectively. Accretion of the debt discount for the six months ended June 30, 2013 and 2012 totaled $-0- and $4,422, respectively. Accretion of the debt discount was charged to interest expense in accordance with FASB ASC 480 “Distinguishing Liabilities from Equity”.

As of December 31, 2012, the outstanding balance on the note payable was $100,000, which was paid in June 2013.

Summary of Notes Payable and Accrued Interest

The following table summarizes the Company’s notes payable and accrued interest as of June 30, 2013 and December 31, 2012:

	Notes Payable		Accrued Interest
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Bridge notes, net, as discussed above	$-	$2,857,669	$95,404	$261,213

Convertible notes payable, net of discounts	-	2,857,669	95,404	261,213

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008. Currently past due.	20,000	20,000	15,310	13,775

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006. The Company is negotiating the terms of this note.	-	51,984	-	24,297

Digimark, LLC subordinated promissory note, net, as discussed above.	-	100,000	-	22,083

Notes payable	20,000	171,984	15,310	60,155

Totals	$20,000	$3,029,653	$110,714	$321,368

Interest Expense

The following table summarizes interest expense for the three months ended June 30, 2013 and 2012, and the six months ended June 30, 2013 and 2012:

	Three months ended June30,		Six months ended June 30,
	2013	2012	2013	2012
Amortization of note discounts	$4,799,638	$743,400	$6,134,367	$1,020,749
Amortization of deferred financing costs	-	65,703	-	100,857
Other interest expense	99,555	71,218	212,186	116,893
	$4,899,193	$880,321	$6,346,553	$1,238,499

The Company paid interest in cash during the three months ended June 30, 2013 and 2012 totaling $49,429 and $28,273, respectively.

The Company paid interest in cash during the six months ended June 30, 2013 and 2012 totaling $53,389 and $33,108, respectively.

Bridge Financing

Summary

From 2010 to 2012, the Company issued 10% Senior Secured Convertible Bridge Notes Payable to various accredited investors, and then extended the due dates on these convertible notes payable several times.  These convertible notes payable are collectively referred to as “Bridge Notes” or “new Bridge Notes”. At December 31, 2012, the due date on the outstanding new Bridge Notes is April 15, 2013.

The Bridge Notes contain embedded derivative liabilities. In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded discounts for the variable conversion feature and for the warrants / shares to be issued. The discounts are amortized to interest expense over the term of the convertible notes payable using the effective interest method. In accordance with ASC 815-15, the Company determined that the variable maturity conversion feature and the warrants / shares to be issued represented embedded derivative features, and these are shown as derivative liabilities on the consolidated balance sheet. See Note 5.

The Company capitalized costs associated with the issuance of the Bridge Notes, and is amortizing these costs to interest expense over the term of the related Bridge Notes using the effective interest method.

The Company’s obligations under the new Bridge Notes outstanding at December 31, 2012 are secured by all of the assets of the Company, including all shares of Mobivity, Inc., its wholly owned subsidiary.

As of December 31, 2012, the amount owed to one note holder of $57,699 was past due. The Company made a payment of $25,000 in January 2013, of which $21,040 was allocated to the principal balance, and the remainder was allocated to accrued interest.

The following table summarizes information relative to the outstanding new Bridge Notes at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Bridge notes payable	$4,342,418	$1,062,500
Less unamortized discounts:
Variable maturity discount	(481,390)	(12,031)
Warrant discount	(1,003,359)	(47,739)
Bridge notes payable, net of discounts	$2,857,669	$1,002,730

Following is a detailed discussion of the Bridge Notes transactions.

2011 and Prior

From November 2010 through March 2011, the Company issued to a number of accredited investors a series of its 10% Senior Secured Convertible Bridge Notes Payable (the “Bridge Notes”) in the aggregate principal amount of $1,010,000 (the “Financing”). The Bridge Notes accrue interest at the rate of 10% per annum.

The entire principal amount evidenced by the Bridge Notes (the “Principal Amount”) plus all accrued and unpaid interest were due on the earlier of (i) the date the Company completes a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the Principal Amount (a “Qualifying Financing”), and (ii) November 2, 2011. If the Bridge Notes were held to maturity, the Company would pay, at the option of the holder: i) in cash or ii) in securities to be issued by the Company in the Qualifying Financing at the same price paid by other investors. The Bridge Notes were secured by a first priority lien and security interest in all of the Company’s assets.

In November 2011, the Company entered into agreements with all holders of the then outstanding Bridge Notes. Under the terms of the agreements, holders of Bridge Notes totaling $800,000 agreed to extend the maturity due date of the Bridge Notes to February 2, 2012. For these note holders, no change occurred in their rights.

Holders of the balance of the Bridge Notes totaling $210,000 agreed to convert the entire principal amount plus all accrued and unpaid interest of $20,271 into units (each, a “Unit”), each of which consists of one share of common stock of the Company and a four-year warrant to purchase one share of the Company’s common stock at $2.00 per share. The conversion took place at a price of $1.50 per Unit. Accordingly, the Company issued an aggregate of 153,515 shares of common stock and 153,515 warrants. As a result of the conversion, the holders of the converted Bridge Notes forfeited all rights there under, including the right to acquire warrants to purchase the Company’s common stock.

Also in November 2011, the Company issued additional Bridge Notes in the aggregate principal amount of $262,500. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

2012

In January, 2012, the Company issued additional Bridge Notes in the principal amount of $520,000. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

In March 2012, one note holder was repaid a partial principal balance of $65,000 on a Bridge Note.

In April 2012, all note holders with Bridge Notes maturing in February 2, 2012 extended the maturity date through May 2, 2012. As consideration to the note holders for the extension of the maturity date, the Company provided allonges which consisted of the accrued interest for each Bridge Note as of January 31, 2012, which are convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability. See Note 5.

In March 2012 and April 2012, the Company issued additional Bridge Notes in the aggregate principal amount of $220,100 with a due date of May 2, 2012. In May 2012, theses notes were cancelled and converted into the new Bridge Notes discussed below.

In May and June 2012, the Company issued to a number of accredited investors its new Bridge Notes in the principal amount of $4,347,419 (the “new Bridge Notes”), consisting of (i) $2,656,250 of new funds and (ii) $1,691,169 principal amount plus accrued and unpaid interest outstanding under its previously issued Bridge Notes that were cancelled and converted into the new Bridge Notes. The new Bridge Notes accrue interest at the rate of 10% per annum.

The entire principal amount under the new Bridge Notes (the “new Principal Amount”) plus all accrued and unpaid interest is due on the earlier of (i) the date the Company completes a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the new Principal Amount (a “new Qualifying Financing”), and (ii) October 15, 2012, which date, as described below, was later extended to April 15, 2013. Payments may be made in cash, or, at the option of the holder of the new Bridge Notes, in securities to be issued by the Company in the new Qualifying Financing at the same price paid for such securities by other investors. The new Bridge Notes are secured by a first priority lien and security interest in all of the Company’s assets.

The Company will also issue to the holders of the new Bridge Notes on the date that is the earlier of the repayment of the new Bridge Notes or the completion of the new Qualifying Financing, at their option:

•	five year warrants to purchase that number of shares of common stock equal to the new Principal Amount plus all accrued and unpaid interest divided by the per share purchase price of the common stock offered and sold in the new Qualifying Financing (the “Offering Price”) which warrants shall be exercisable at the Offering Price and shall include cashless exercise provisions commencing 18 months from the date of issuance of the warrants if there is not at that time an effective registration statement covering the shares of common stock exercisable upon exercise of the warrants, or

•	that number of shares of common stock equal to the product arrived at by multiplying (x) the new Principal Amount plus all accrued and unpaid interest divided by the Offering Price and (y) 0.33.

The Company has granted piggy-back registration rights with respect to the securities to be issued in connection with the new Bridge Notes.

The new Bridge Notes further provide that in the event of a change of control transaction, the proceeds from such transaction must be used by the Company to pay to the holders of the new Bridge Notes, pro rata based on the amount of new Bridge Notes owned by each holder, an amount equal to 1.5 times the amount of the aggregate principal amount outstanding under the new Bridge Notes, plus all accrued and unpaid interest due there under, plus all other fees, costs or other charges due there under.

The holders of the new Bridge Notes were also granted the right to appoint two designees to serve as members of the Company’s board of directors, which members will also serve as members of the Compensation Committee and the Audit Committee of the Company’s board of directors.

The Company used $184,081 from the proceeds of the sale of the new Bridge Notes to pay off existing principal balances under the Bridge Notes that were not cancelled and converted into the new Bridge Notes.

In October 2012 and continuing thereafter, the Company entered into amendments with the holders the new Bridge Notes. Under the terms of the amendments, the holders of new Bridge Notes in the aggregate principal amount of $4,342,419 agreed to extend the maturity date of the new Bridge Notes to April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the holder shall have the option to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Note entitled the holder to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the same price paid for such securities by other investors investing in the financing. The conversion price of $0.50 in (b) above triggered the price protection guarantee contained in the warrants issued in the Company’s 2011 private placement, and the exercise price on the warrants changed from $2.00 per share to $0.50 per share.

In November 2012, one new Bridge Note holder was repaid $5,000 in principal.

Discounts recorded related to the Bridge Notes

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded discounts to the Bridge Notes for the variable conversion feature (“VMCO”) and discounts for the warrants / shares to be issued (“ASID”). The discounts will be amortized to interest expense over the term of the Bridge Notes using the effective interest method.

In accordance with ASC 815-15, the Company determined that the VMCO and the ASID represented embedded derivative features, and these are shown as derivative liabilities on the balance sheet. See Note 5.

The Company calculated the fair value of the compound embedded derivatives associated with the Bridge Notes utilizing a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

The new Bridge Notes contain embedded derivatives that on their inception date were valued with a Monte Carlo simulation. The embedded derivatives, as they represent additional consideration given to the new Bridge Note holders, were treated as a discount on the debt that is being amortized over the life of the new Bridge Notes which originally ended on October 15, 2012. The debt discounts booked as reductions to the new Bridge Notes during 2012 were $478,544 and $1,852,713, respectively, for the VMCO and the ASID. These discounts were fully amortized to interest expense in 2012.

The new Bridge Notes with the extended due date of April 15, 2013 contain embedded derivatives that on their inception date were valued with a Monte Carlo simulation. The embedded derivatives, as they represent additional consideration given to the new Bridge Note holders, were treated as a discount on the debt that is being amortized over the life of the new Bridge Notes which now ends on April 15, 2013. The debt discounts booked as reductions to the new Bridge Notes during October 2012 were $849,135 and $1,769,857, respectively, for the VMCO and the ASID. The Company recorded $1,134,243 of interest expense in 2012 related to the amortization of these discounts.  The value of the discounts at December 31, 2012 is $1,484,749 which will be amortized to interest expense through April 15, 2015 using the effective interest method.

The following table presents details of the Company’s discounts to its Bridge Notes from December 31, 2010 to December 31, 2012:

	VMCO	ASID	Total
December 31, 2010	$(1,569)	$(267,259)	$(268,828)
Additions	(30,276)	(118,920)	(149,196)
Amortization	19,814	338,440	358,254
December 31, 2011	(12,031)	(47,739)	(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	$(481,390)	$(1,003,359)	$(1,484,749)

During the years ended December 31, 2012 and 2011, the Company recorded note discount amortization to interest expense of $3,927,425 and 358,254, respectively.

Deferred financing costs related to the Bridge Notes

The Company recorded deferred financing costs related to the issuance of the Bridge Notes totaling $247,880 and $53,250, respectively, during the years ended December 31, 2012 and 2011.  Deferred financing costs are being amortized to interest expense over the term of the Bridge Notes using the effective interest method. The Company recorded interest expense related to the amortization of deferred financing costs for the years ended December 31, 2012 and 2011, totaling $263,255 and $39,958, respectively.

Mobivity Note

As partial consideration for the acquisition of Mobivity, the Company issued a secured subordinated promissory note in the principal amount of $606,064.

The promissory note accrued interest at 6.25% per annum; was payable in six quarterly installments of $105,526 (inclusive of interest) starting May 1, 2011; matured on August 1, 2012; was secured by the acquired assets of the Mobivity business; and was subordinated to the Company’s obligations under its Bridge Notes discussed above.

Mobivity, LLC was granted a security interest in the acquired assets, subordinated only to the Company's Bridge Notes, and a majority of the Bridge Note holders consented to the junior security interest.

In May 2012, the Company paid late payment penalties through the issuance of 235,441 common shares valued at $160,468 based on the closing market price on the date issued. The value of the common shares was expensed through share based compensation that is included in general and administrative expense in the consolidated statement of operations.

During the years ended December 31, 2012 and 2011, the Company made principal and interest payments totaling $316,579 and $316,579, respectively, on the promissory note. The promissory note and related interest is fully paid as of December 31, 2012.

Digimark, LLC Notes

As partial consideration for the acquisition of Boomtext in 2011, the Company issued a secured subordinated promissory note in the principal amount of $175,000. The promissory note accrued interest at 6.25% per annum; was payable in full on May 25, 2012 (the original maturity March 31, 2012 was extended); was secured by all of the assets of Mobivity, Inc. and was subordinated to the Company’s obligations under its Bridge Notes discussed above.

During the year ended December 31, 2012, the Company made principal payments of $175,000 and interest payments of $9,266 on the promissory note. The promissory note and related interest is fully paid as of December 31, 2012.

Also as partial consideration for the acquisition of Boomtext in 2011, the Company issued an unsecured subordinated promissory note in the principal amount of $194,658. The promissory note does not bear interest; is payable in installments (varying in amount) from August 2011 through October 2012; and is subordinated to the Company’s obligations under its Bridge Notes discussed above.

The $194,658 unsecured subordinated promissory note did not bear interest. Accordingly, the Company recorded the promissory note at the present value of the payments over the subsequent periods which amounted to $182,460. The Company used a discount rate of 6.25% in calculating the net present value of the unsecured promissory note. The discount rate was based on the Company’s estimated cost of debt capital. Under the effective interest method, the Company accretes the debt discount to the face amount of the promissory note. Accretion of the debt discount for the years ended December 31, 2012 and 2011 totaled $6,897 and $5,301, respectively. Accretion of the debt discount was charged to interest expense in accordance with FASB ASC 480.

During the years ended December 31, 2012 and 2011, the Company made payments on the promissory note of $86,048 and $8,610, respectively. The outstanding balance on the promissory note at December 31, 2012 is $100,000.

Summary of Notes Payable and Accrued Interest

The following table summarizes the Company’s notes payable and accrued interest as of December 31, 2012 and 2011:

	Notes Payable		Accrued Interest
	12/31/2012	12/31/2011	12/31/2012	12/31/2011

Bridge notes, net, as discussed above	$2,857,669	$1,002,730	$261,213	$95,823

Convertible notes payable, net of discounts	2,857,669	1,002,730	261,213	95,823

Mobivity note, as discussed above	-	310,135	-	-

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008, See Note 12. Currently past due.	20,000	20,000	13,775	10,871

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006. Currently past due.	51,984	51,984	24,297	19,084

Digimark, LLC secured subordinated promissory note, as discussed above	-	175,000	-	4,648

Digimark, LLC subordinated promissory note, net, as discussed above. Currently past due.	100,000	179,151	22,083	-

Notes payable, net of discounts	171,984	736,270	60,155	34,603

Totals	$3,029,653	$1,739,000	$321,368	$130,426

Cash Payment Obligation

As partial consideration for the acquisition of Txtstation in 2011, the Company agreed to $250,000 of scheduled cash payments. The $250,000 of scheduled cash payments was due as follows: $25,000 payable on the 60th day following closing and the balance was payable in $25,000 installments at the end of each of the next nine 30-day periods thereafter.

The $250,000 cash payment obligation did not bear interest. Accordingly, the Company recorded the cash payment obligation at the present value of the payments over the subsequent periods which amounted to $241,960. The Company used a discount rate of 6.25% in calculating the net present value of the cash payment obligation. The discount rate was based on the Company’s estimated cost of debt capital. Under the effective interest method, the Company accretes the debt discount to the face amount of the promissory note. Accretion of the debt discount for the years ended December 31, 2012 and 2011 totaled $786 and $7,254, respectively. Accretion of the debt discount was charged to interest expense in accordance with FASB ASC 480.

During the years ended December 31, 2012 and 2011, the Company made payments totaling $87,500 and $162,500, respectively, on the cash payment obligation. The cash payment obligation was fully paid as of December 31, 2012.

Interest Expense

The following table summarizes interest expense for the years ended December 31, 2012 and 2011:

	Years ended December 31,
	2012	2011
Amortization of note discounts	$3,935,108	$370,810
Amortization of deferred financing costs	263,255	39,958
Other interest expense	361,201	133,447
	$4,559,564	$544,215

The Company paid interest in cash during the years ended December 31, 2012 and 2011 totaling $33,385 and $20,650, respectively.